UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09461

        Nuveen North Carolina Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen North Carolina Dividend Advantage Municipal Fund (NRB)
	August 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 19.5% (11.5% of Total Investments)
$ 380	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/11 at 100.00	AA+	$390,309
	2001A, 5.125%, 10/01/26
500	North Carolina Capital Facilities Financing Agency, Revenue Bonds, High Point University,	9/11 at 101.00	Baa2	509,430
	Series 2001, 5.125%, 9/01/18
1,430	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.375%,	10/12 at 100.00	AAA	1,523,779
	4/01/17 – AMBAC Insured
250	University of North Carolina Wilmington, Certificates of Participation, Student Housing	6/16 at 100.00	AAA	253,610
	Project Revenue Bonds, Series 2006, 5.000%, 6/01/37 – FGIC Insured
1,750	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2001A,	6/11 at 100.00	AA+	1,777,948
	5.000%, 12/01/25
1,845	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2002B,	No Opt. Call	AA+	1,941,770
	5.000%, 12/01/11

6,155	Total Education and Civic Organizations			6,396,846

	Health Care – 22.0% (13.0% of Total Investments)
555	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series	10/17 at 100.00	BBB	527,139
	2007, 5.250%, 10/01/38
1,110	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional	1/12 at 100.00	A	1,146,119
	Medical Center, Series 2002A, 5.250%, 1/01/15
2,500	North Carolina Medical Care Commission, Healthcare Revenue Bonds, Carolina Medicorp, Series	11/07 at 100.00	AA–	2,502,150
	1996, 5.250%, 5/01/26
1,500	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical	6/12 at 101.00	A	1,525,545
	Center, Series 2002, 5.250%, 6/01/22
500	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series	11/17 at 100.00	A–	505,130
	2007, 5.000%, 11/01/20
300	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series	1/15 at 100.00	AAA	302,454
	2005, 5.000%, 1/01/33 – FGIC Insured
300	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004,	11/14 at 100.00	AA	302,586
	5.000%, 11/01/24
150	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A,	1/16 at 100.00	N/R	139,793
	5.000%, 1/01/36
255	Onslow County Hospital Authority, North Carolina, FHA Insured Mortgage Revenue Bonds, Onslow	10/16 at 100.00	AAA	257,866
	Memorial Hospital Project, Series 2006, 5.000%, 4/01/31 – MBIA Insured

7,170	Total Health Care			7,208,782

	Housing/Single Family – 6.6% (3.9% of Total Investments)
440	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/10 at 100.00	AAA	441,857
	Series 10A, 5.400%, 7/01/32 – AMBAC Insured (Alternative Minimum Tax)
930	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/09 at 100.00	AA	939,942
	Series 5A, 5.625%, 7/01/30 (Alternative Minimum Tax)
500	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2007-29A, 4.800%,	1/17 at 100.00	AA	470,700
	7/01/33 (Alternative Minimum Tax)
330	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%,	7/16 at 100.00	AA	312,428
	7/01/37 (Alternative Minimum Tax)

2,200	Total Housing/Single Family			2,164,927

	Long-Term Care – 2.2% (1.3% of Total Investments)
300	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Presbyterian	10/16 at 100.00	N/R	284,508
	Homes, Series 2006B, 5.200%, 10/01/21
200	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian	10/16 at 100.00	N/R	195,084
	Homes, Series 2006, 5.400%, 10/01/27
250	North Carolina Medical Care Commission, Revenue Bonds, United Church Homes and Services,	9/15 at 100.00	N/R	236,208
	Series 2005A, 5.250%, 9/01/21

750	Total Long-Term Care			715,800

	Materials – 1.6% (0.9% of Total Investments)
515	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	8/15 at 100.00	N/R	522,086
	National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005,
	5.750%, 8/01/35 (Alternative Minimum Tax)

	Tax Obligation/General – 9.6% (5.7% of Total Investments)
1,000	Durham, North Carolina, General Obligation Bonds, Series 2007, 5.000%, 4/01/21	4/17 at 100.00	AAA	1,058,900
	North Carolina, General Obligation Bonds, Series 2004A:
1,000	5.000%, 3/01/18	3/14 at 100.00	AAA	1,051,480
1,000	5.000%, 3/01/22	3/14 at 100.00	AAA	1,036,690

3,000	Total Tax Obligation/General			3,147,070

	Tax Obligation/Limited – 23.7% (14.0% of Total Investments)
1,400	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects,	6/13 at 100.00	AA+	1,460,270
	Series 2003G, 5.375%, 6/01/26
160	Craven County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 6/01/23 –	6/17 at 100.00	AAA	165,416
	MBIA Insured
1,870	Dare County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 6/01/15 –	12/12 at 100.00	AAA	1,995,178
	AMBAC Insured
1,250	Davidson County, North Carolina, Certificates of Participation, Series 2004, 5.250%, 6/01/21 –	6/14 at 100.00	AAA	1,308,775
	AMBAC Insured
1,390	Durham, North Carolina, Certificates of Participation, Series 2005B, 5.000%, 6/01/25	6/15 at 100.00	AA+	1,421,706
470	Raleigh, North Carolina, Certificates of Participation, Downtown Improvement Project, Series	6/14 at 100.00	AA+	485,035
	2004B, 5.000%, 6/01/20
700	Sampson County, North Carolina, Certificates of Participation, Series 2006, 5.000%,	6/17 at 100.00	AAA	713,209
	6/01/34 (UB)
195	Wilson, North Carolina, Certificates of Particiation, Public Facilities, Series 2007A, 5.000%,	5/17 at 100.00	AAA	199,415
	5/01/29 – AGC Insured

7,435	Total Tax Obligation/Limited			7,749,004

	Transportation – 6.3% (3.7% of Total Investments)
450	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AAA	466,646
	7/01/20 – XLCA Insured
1,530	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%,	5/11 at 101.00	Aaa	1,606,592
	11/01/18 – FGIC Insured

1,980	Total Transportation			2,073,238

	U.S. Guaranteed – 16.4% (9.6% of Total Investments) (4)
1,000	Broad River Water Authority, North Carolina, Water System Revenue Bonds, Series 2000, 5.375%,	6/10 at 101.00	Aaa	1,053,870
	6/01/26 (Pre-refunded 6/01/10) – MBIA Insured
100	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA– (4)	106,687
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
500	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2001A, 5.125%,	6/11 at 101.00	AAA	529,750
	6/01/21 (Pre-refunded 6/01/11)
1,620	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/11 at 100.00	Aaa	1,709,521
	2001A, 5.125%, 10/01/26 (Pre-refunded 10/01/11)
800	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/11 at 101.00	AA (4)	853,928
	Health System, Series 2001, 5.250%, 10/01/31 (Pre-refunded 10/01/11)
1,020	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.375%,	10/12 at 100.00	Aaa	1,100,192
	4/01/17 (Pre-refunded 10/01/12) – AMBAC Insured

5,040	Total U.S. Guaranteed			5,353,948

	Utilities – 22.8% (13.5% of Total Investments)
	Greenville, North Carolina, Combined Enterprise System Revenue Bonds, Series 2001:
1,000	5.250%, 9/01/20 – FSA Insured	9/11 at 101.00	AAA	1,053,370
500	5.250%, 9/01/21 – FSA Insured	9/11 at 101.00	AAA	523,645
500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005,	1/16 at 100.00	AAA	529,170
	5.250%, 1/01/20 – AMBAC Insured
2,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	1/08 at 100.00	AAA	2,503,123
	1993B, 5.500%, 1/01/17 – FGIC Insured
1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	1/09 at 102.00	BBB	1,031,730
	1999B, 5.650%, 1/01/16
250	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/24 –	7/15 at 100.00	AAA	259,918
	FGIC Insured
1,500	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	2/12 at 101.00	A2	1,566,150
	Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17

7,250	Total Utilities			7,467,106

	Water and Sewer – 37.7% (22.2% of Total Investments)
2,250	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2001,	6/11 at 101.00	AAA	2,318,985
	5.125%, 6/01/26
500	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005A,	6/15 at 100.00	AAA	516,995
	5.000%, 6/01/25
400	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B,	6/14 at 100.00	AAA	411,388
	5.000%, 6/01/23 – XLCA Insured
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A:
4,440	5.000%, 3/01/31 (UB)	3/16 at 100.00	AAA	4,571,646
3,000	5.000%, 3/01/36 (UB)	3/16 at 100.00	AAA	3,078,330
5	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A, Residuals	3/16 at 100.00	AAA	5,392
	Series II-R-645-1, 6.386%, 3/01/36 (IF)
1,385	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 2007A,	6/17 at 100.00	AAA	1,425,304
	5.000%, 6/01/37 (UB)

11,980	Total Water and Sewer			12,328,040

$ 53,475	Total Long-Term Investments (cost $54,485,580) – 168.4%			55,126,847

	Short-Term Investments – 1.2% (0.7% of Total Investments)
$ 400	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		VMIG-1	400,000
	Obligations, Series 1985, 3.730%, 12/01/15 – MBIA Insured (5)

	Total Short-Term Investments (cost $400,000)			400,000

	Total Investments (cost $54,885,580) – 169.6%			55,526,847

	Floating Rate Obligations – (19.4)%			(6,350,000)

	Other Assets Less Liabilities – 1.7%			564,687

	Preferred Shares, at Liquidation Value – (51.9)%			(17,000,000)

	Net Assets Applicable to Common Shares – 100%			$32,741,534

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provision of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At August 31, 2007, the cost of investments was $48,538,391.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2007, were as follows:

Gross unrealized:
Appreciation	$1,130,179
Depreciation	(491,752)

Net unrealized appreciation (depreciation) of investments	$ 638,427

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen North Carolina Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         October 30, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        October 30, 2007

* Print the name and title of each signing officer under his or her signature.